Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-72042    HV-5795 - PremierSolutions Standard (Series A)
_____________________________
Supplement dated October 4, 2023 to your Prospectus dated May 1, 2023
This Supplement dated October 4, 2023 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Subadviser for the Putnam Core Equity Fund– Class A in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 is changed as expressed in the updated Appendix A – Underlying Funds table below in this Supplement.
Also effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
BlackRock Mid-Cap Growth Equity Portfolio– Investor A Shares	Invesco Value Opportunities Fund– Class A
Franklin Strategic Income Fund– Class A	Putnam Core Equity Fund– Class A
Invesco Comstock Fund– Class A	T. Rowe Price Retirement 2015 Fund– R Class
Invesco EQV International Equity Fund– Class A	T. Rowe Price Retirement 2025 Fund– R Class
Invesco Gold & Special Minerals Fund– Class A	T. Rowe Price Retirement 2030 Fund– R Class
Invesco Small Cap Value Fund– Class A
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Mid-Cap Growth	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	-37.52%	7.70%	12.73%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.93%	-10.72%	0.03%	1.27%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.82%	0.81%	7.96%	10.95%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.22%	-18.53%	1.09%	4.01%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-16.86%	6.92%	-1.89%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	4.32%	9.26%	11.87%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	1.35%	8.61%	10.21%
US Fund Large Blend	Putnam Core Equity Fund - Class A (Formerly Putnam Multi-Cap Core Fund) Adviser: Putnam Investment Management, LLC Subadviser: Franklin Resources, Inc; Great- West Lifeco Inc.	0.99%	-16.08%	9.29%	13.03%
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.00%	-14.60%	3.03%	5.21%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.04%	-16.09%	3.79%	6.61%
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.07%	-17.42%	4.11%	7.19%
* This Fund’s Current Expenses reflect a temporary fee reduction.

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-36-HV5795